Contract Liabilities - Schedule of Amounts Related to Contract Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amounts Related to Contract Liabilities [Line Items]
Contract liabilities	$ 47,735	$ 232,545	$ 271,774
Patient services paid but not provided - NCFM [Member]
Schedule of Amounts Related to Contract Liabilities [Line Items]
Contract liabilities	29,056	86,201	95,334
Patient services paid but not provided - BTG [Member]
Schedule of Amounts Related to Contract Liabilities [Line Items]
Contract liabilities		111,877	100,857
Patient services paid but not provided - NWC [Member]
Schedule of Amounts Related to Contract Liabilities [Line Items]
Contract liabilities			75,438
Patient services paid but not provided - CCN [Member]
Schedule of Amounts Related to Contract Liabilities [Line Items]
Contract liabilities	16,132	32,743
Unshipped products - MOD [Member]
Schedule of Amounts Related to Contract Liabilities [Line Items]
Contract liabilities	$ 2,547	$ 1,724	$ 145